Right to Use Assets and Liabilities - Operating Leases (Details) - Lessee, Operating Lease, Liability, Maturity - USD ($)	Feb. 28, 2021	May 31, 2020	Jun. 01, 2019	May 31, 2019
Lessee, Operating Lease, Liability, Maturity [Abstract]
Twelve months ended February 28, 2022	$ 182,858	$ 440,022
Twelve months ended February 28, 2023	173,710	184,172
Twelve months ended February 29, 2024	168,408	168,886
Twelve months ended February 28, 2025	173,244	169,617
Twelve months ended February 28, 2026	178,225	174,489
Thereafter	765,722	899,441
Total	1,642,167	2,036,627
Less: Present value discount	(483,427)	(563,576)
Lease liability	$ 1,158,740	$ 1,473,051	$ 2,675,310	$ 2,675,310